Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Components of Accumulated Other Comprehensive Loss Net of Tax Except for Foreign Currency Translation Adjustment
Accumulated other comprehensive loss consists of the following components, all of which are net of tax:

	Foreign Currency Translation (1)	Unrecognized Pension and Postretirement Benefits (2)	Accumulated Other Comprehensive Loss
	(In millions)
Balance at January 1, 2017	$(89.4)	$(11.9)	$(101.3)
Other comprehensive income	32.2	1.5	33.7
Reclassifications from accumulated other comprehensive loss (3)	—	6.1	6.1
Other comprehensive income	32.2	7.6	39.8
Balance at December 31, 2017	(57.2)	(4.3)	(61.5)
Other comprehensive loss	(34.5)	(0.5)	(35.0)
Reclassifications from accumulated other comprehensive loss (3)	—	0.5	0.5
Reclassifications from accumulated other comprehensive loss - Adoption of ASU 2018-02	—	(1.1)	(1.1)
Other comprehensive loss	(34.5)	(1.1)	(35.6)
Balance at December 31, 2018	(91.7)	(5.4)	(97.1)
Other comprehensive income	12.3	0.3	12.6
Reclassifications from accumulated other comprehensive loss (3)	—	0.5	0.5
Other comprehensive income	12.3	0.8	13.1
Balance at December 31, 2019	$(79.4)	$(4.6)	$(84.0)

(1)	The tax impact of the foreign currency translation adjustment was insignificant for the years ended December 31, 2019 and 2018. There was no tax impact for the year ended December 31, 2017.

(2)
The unrecognized pension and postretirement benefits reclassification is presented net of tax of $0.2 million for both of the years ending December 31, 2019 and 2018, and $4.7 million for the year ended December 31, 2017.

(3)	Refer to Note 18 for additional information regarding these reclassifications.